UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,021.80	$ 2.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.75	$ 2.28

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	31.6	1.8
3 - 3.99%	4.9	28.0
4 - 4.99%	23.8	27.9
5 - 5.99%	11.6	27.1
6 - 6.99%	12.8	4.9
7% and over	0.6	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2008
6 months ago
Years	2.6	3.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2008
6 months ago
Years	2.4	2.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2008*	As of November 30, 2007**
Mortgage Securities 20.1%	Mortgage Securities 37.2%
CMOs and Other Mortgage Related Securities 7.2%	CMOs and Other Mortgage Related Securities 8.4%
U.S. Treasury Obligations 47.6%	U.S. Treasury Obligations 43.3%
U.S. Government Agency Obligations 25.1%	U.S. Government Agency Obligations 27.5%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.4%
Short-Term Investments and Net Other Assets† (0.1)%	Short-Term Investments and Net Other Assets† (16.8)%

* Futures and Swaps	2.2%	** Futures and Swaps	(0.2)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 25.1%
Fannie Mae:
2.5% 4/9/10	$ 10,525,000	$ 10,409,883
3.875% 12/10/09	1,480,000	1,500,813
4.75% 11/19/12	2,500,000	2,577,930
5% 2/16/12	2,300,000	2,391,195
6% 5/15/11	23,000,000	24,607,815
6.625% 9/15/09	13,759,000	14,396,578
Freddie Mac:
3.5% 5/29/13	6,100,000	5,938,271
3.75% 6/28/13	4,000,000	3,935,512
4.125% 11/30/09	33,100,000	33,605,934
5.25% 7/18/11	6,000,000	6,256,188
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,636,320
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	719,230	760,629
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		109,017,068
U.S. Treasury Obligations - 47.6%
U.S. Treasury Notes:
1.75% 3/31/10 (b)	52,676,000	51,881,755
2% 2/28/10 (b)	36,810,000	36,459,164
2.125% 1/31/10	27,591,000	27,401,312
2.625% 5/31/10	6,678,000	6,675,916
2.75% 2/28/13	24,607,000	23,905,307
3.125% 4/30/13	3,600,000	3,555,000
3.375% 11/30/12	4,500,000	4,505,625
4.5% 4/30/12	9,050,000	9,473,513
4.625% 7/31/12	25,500,000	26,838,750
4.75% 3/31/11	9,250,000	9,719,003
4.75% 5/31/12	6,000,000	6,335,628
TOTAL U.S. TREASURY OBLIGATIONS		206,750,973
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $318,106,812)		315,768,041
U.S. Government Agency - Mortgage Securities - 20.1%
	Principal Amount	Value
Fannie Mae - 13.4%
3.603% 9/1/33 (e)	$ 129,747	$ 131,073
3.707% 6/1/33 (e)	368,164	371,392
3.742% 10/1/33 (e)	40,165	40,160
3.789% 6/1/33 (e)	412,139	409,782
3.876% 6/1/33 (e)	152,601	151,739
3.886% 6/1/33 (e)	30,146	30,245
3.89% 5/1/33 (e)	159,050	158,359
3.915% 5/1/34 (e)	185,772	187,008
3.915% 5/1/34 (e)	258,523	260,482
3.944% 8/1/33 (e)	166,775	168,595
3.966% 9/1/33 (e)	282,057	284,004
3.978% 10/1/18 (e)	24,680	24,930
3.999% 4/1/34 (e)	418,551	422,305
4% 9/1/13 to 5/1/20	1,257,720	1,200,647
4% 3/1/34 (e)	391,986	395,520
4.011% 5/1/33 (e)	13,378	13,429
4.024% 3/1/34 (e)	801,262	808,277
4.108% 4/1/34 (e)	495,328	494,493
4.115% 5/1/34 (e)	405,584	408,548
4.166% 1/1/35 (e)	96,622	96,889
4.233% 1/1/34 (e)	98,268	99,194
4.25% 2/1/35 (e)	43,000	43,167
4.259% 10/1/33 (e)	16,242	16,394
4.269% 6/1/33 (e)	366,669	369,283
4.301% 3/1/33 (e)	27,351	27,471
4.31% 1/1/35 (e)	366,917	368,495
4.31% 5/1/35 (e)	37,261	37,423
4.333% 1/1/35 (e)	46,908	47,116
4.334% 8/1/33 (e)	163,611	163,319
4.343% 10/1/19 (e)	46,533	46,723
4.366% 2/1/34 (e)	89,941	90,864
4.374% 1/1/34 (e)	508,629	508,582
4.388% 2/1/35 (e)	80,834	81,258
4.397% 10/1/33 (e)	187,883	188,949
4.407% 10/1/34 (e)	175,001	175,783
4.42% 8/1/33 (e)	64,975	64,815
4.423% 8/1/34 (e)	126,679	127,898
4.428% 11/1/33 (e)	61,850	62,405
4.429% 3/1/35 (e)	82,353	82,808
4.453% 8/1/35 (e)	598,781	598,070
4.476% 12/1/34 (e)	22,210	22,340
4.486% 1/1/35 (e)	224,384	225,894
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.494% 1/1/35 (e)	$ 43,631	$ 43,526
4.5% 3/1/18 to 11/1/19	846,330	831,861
4.529% 7/1/35 (e)	138,925	140,125
4.536% 5/1/35 (e)	1,474,802	1,476,740
4.564% 2/1/35 (e)	163,778	164,944
4.571% 1/1/35 (e)	366,828	369,442
4.573% 7/1/35 (e)	98,994	98,753
4.582% 4/1/33 (e)	336,882	338,148
4.632% 4/1/33 (e)	5,979	6,015
4.638% 4/1/35 (e)	13,877	13,966
4.647% 10/1/34 (e)	134,996	135,890
4.667% 5/1/35 (e)	483,306	485,751
4.673% 8/1/35 (e)	203,104	205,352
4.678% 8/1/35 (e)	423,871	431,830
4.684% 6/1/35 (e)	135,731	136,874
4.688% 9/1/34 (e)	565,211	569,206
4.694% 10/1/34 (e)	113,481	114,162
4.695% 2/1/36 (e)	515,070	518,412
4.697% 2/1/35 (e)	617,270	622,608
4.7% 2/1/35 (e)	266,787	269,123
4.708% 7/1/34 (e)	132,023	133,588
4.73% 12/1/35 (e)	1,642,681	1,655,096
4.75% 5/1/35 (e)	91,679	92,250
4.76% 8/1/34 (e)	634,904	634,906
4.76% 1/1/35 (e)	194,323	195,864
4.769% 6/1/33 (e)	10,769	10,839
4.771% 12/1/34 (e)	41,374	41,670
4.784% 7/1/35 (e)	192,550	194,547
4.797% 11/1/34 (e)	92,495	93,188
4.802% 10/1/35 (e)	93,434	94,011
4.804% 6/1/35 (e)	128,187	129,496
4.82% 9/1/34 (e)	164,599	166,470
4.837% 1/1/35 (e)	135,901	137,444
4.849% 9/1/34 (e)	368,202	372,518
4.852% 10/1/34 (e)	365,679	368,547
4.854% 7/1/35 (e)	251,889	254,625
4.88% 5/1/35 (e)	78,329	79,197
4.881% 4/1/35 (e)	448,726	454,872
4.886% 10/1/35 (e)	66,271	66,770
4.903% 3/1/33 (e)	109,942	110,882
4.929% 8/1/34 (e)	376,164	377,597
4.943% 8/1/34 (e)	277,192	281,011
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.952% 7/1/36 (e)	$ 171,917	$ 172,492
4.954% 3/1/35 (e)	218,909	221,233
4.971% 2/1/35 (e)	225,601	227,968
4.982% 11/1/35 (e)	329,599	330,562
4.996% 2/1/34 (e)	316,335	320,581
5% 2/1/16 to 1/1/19	935,582	939,204
5% 6/1/23 (c)	5,000,000	4,970,392
5.019% 12/1/32 (e)	401,532	405,402
5.025% 7/1/34 (e)	19,514	19,750
5.041% 10/1/35 (e)	253,041	256,399
5.055% 8/1/34 (e)	26,996	27,023
5.065% 5/1/35 (e)	31,270	31,544
5.088% 9/1/34 (e)	32,416	32,822
5.098% 10/1/35 (e)	182,518	185,135
5.135% 8/1/34 (e)	254,420	258,136
5.135% 3/1/35 (e)	20,304	20,539
5.163% 8/1/33 (e)	47,604	47,725
5.167% 3/1/36 (e)	584,277	593,203
5.234% 11/1/36 (e)	119,742	121,969
5.24% 6/1/35 (e)	161,380	162,900
5.256% 12/1/36 (e)	113,093	114,623
5.272% 7/1/35 (e)	1,118,090	1,133,720
5.275% 3/1/35 (e)	27,097	27,349
5.281% 4/1/36 (e)	209,230	214,800
5.302% 7/1/35 (e)	15,917	16,069
5.303% 12/1/34 (e)	53,197	53,727
5.324% 2/1/36 (e)	41,726	42,273
5.35% 1/1/36 (e)	442,396	448,700
5.358% 2/1/36 (e)	312,534	317,129
5.36% 2/1/37 (e)	113,636	115,431
5.365% 3/1/37 (e)	811,421	825,891
5.39% 2/1/37 (e)	554,248	562,449
5.443% 3/1/35 (e)	254,854	255,878
5.445% 2/1/37 (e)	752,673	765,609
5.473% 6/1/47 (e)	87,670	88,981
5.5% 1/1/09 to 6/1/20 (d)	4,806,289	4,888,951
5.524% 11/1/36 (e)	224,428	228,541
5.585% 3/1/35 (e)	9,469	9,558
5.599% 2/1/36 (e)	127,541	129,964
5.611% 4/1/37 (e)	473,402	481,348
5.643% 4/1/36 (e)	525,087	535,523
5.665% 6/1/36 (e)	310,849	316,949
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.791% 3/1/36 (e)	$ 1,068,249	$ 1,090,160
5.802% 1/1/36 (e)	115,420	117,671
5.828% 5/1/36 (e)	806,027	822,813
5.877% 9/1/36 (e)	197,567	201,485
5.895% 12/1/36 (e)	190,658	195,112
5.906% 5/1/36 (e)	353,763	361,332
5.95% 5/1/36 (e)	119,979	122,821
5.978% 2/1/35 (e)	9,902	10,056
6% 5/1/12 to 6/1/30	7,260,766	7,458,246
6.009% 4/1/36 (e)	2,155,771	2,203,789
6.05% 3/1/33 (e)	17,201	17,406
6.095% 3/1/37 (e)	212,957	218,561
6.164% 4/1/36 (e)	212,827	217,963
6.226% 3/1/37 (e)	69,936	71,774
6.236% 2/1/35 (e)	26,518	26,739
6.239% 6/1/36 (e)	32,105	32,778
6.277% 2/1/33 (e)	37,583	37,668
6.304% 2/1/35 (e)	11,198	11,221
6.5% 6/1/15 to 7/1/32	483,332	502,262
7% 6/1/12 to 6/1/31	299,079	309,564
7.253% 12/1/32 (e)	142,071	143,230
7.5% 5/1/37	164,962	174,634
9% 2/1/13 to 8/1/21	130,641	140,935
9.5% 5/1/09 to 11/1/21	2,362	2,451
10.5% 5/1/10 to 8/1/20	26,531	29,143
11% 11/1/10 to 9/1/14	97,925	103,268
11.5% 11/1/15 to 7/15/19	103,007	114,999
12% 4/1/15	12,291	14,155
12.5% 3/1/16	2,479	2,747
		58,097,669
Freddie Mac - 6.6%
3.399% 7/1/33 (e)	395,426	393,949
4% 11/1/20	851,428	806,622
4.005% 4/1/34 (e)	647,795	644,035
4.084% 5/1/33 (e)	466,501	470,901
4.12% 7/1/35 (e)	277,081	279,391
4.177% 1/1/35 (e)	558,302	563,995
4.298% 12/1/34 (e)	50,429	50,518
4.394% 6/1/35 (e)	84,382	85,178
4.414% 2/1/34 (e)	50,163	49,928
4.414% 3/1/35 (e)	65,947	66,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.43% 3/1/35 (e)	$ 65,840	$ 66,055
4.5% 2/1/18 to 11/1/20	656,556	646,788
4.541% 2/1/35 (e)	129,495	130,112
4.681% 5/1/35 (e)	368,250	365,575
4.697% 9/1/36 (e)	141,790	141,950
4.733% 6/1/33 (e)	163,942	162,968
4.785% 2/1/36 (e)	56,994	57,450
4.797% 3/1/35 (e)	114,803	115,415
4.872% 10/1/35 (e)	231,729	235,358
4.962% 10/1/36 (e)	249,071	254,170
5% 9/1/18 to 9/1/35	4,362,738	4,382,602
5.023% 4/1/35 (e)	253,920	255,607
5.027% 7/1/35 (e)	666,848	672,672
5.117% 4/1/35 (e)	435,306	438,294
5.126% 7/1/35 (e)	210,856	213,396
5.267% 2/1/36 (e)	19,576	19,853
5.287% 11/1/35 (e)	199,179	201,035
5.303% 12/1/33 (e)	393,961	394,281
5.386% 3/1/35 (e)	43,225	43,507
5.406% 3/1/37 (e)	76,433	77,299
5.485% 1/1/36 (e)	194,467	197,577
5.5% 8/1/14 to 11/1/20	3,201,011	3,255,454
5.525% 1/1/36 (e)	256,541	260,306
5.528% 4/1/37 (e)	95,485	96,784
5.583% 2/1/35 (e)	88,925	89,576
5.587% 3/1/36 (e)	885,271	899,334
5.754% 5/1/37 (e)	976,531	992,323
5.756% 10/1/35 (e)	55,304	56,247
5.776% 3/1/37 (e)	459,986	466,117
5.799% 6/1/37 (e)	336,554	342,258
5.8% 4/1/37 (e)	438,931	445,954
5.817% 5/1/37 (e)	551,777	560,572
5.829% 5/1/37 (e)	148,233	150,525
5.841% 5/1/37 (e)	81,744	82,913
5.943% 4/1/36 (e)	1,528,967	1,558,548
6% 11/1/16 to 2/1/19	1,581,675	1,630,368
6.016% 6/1/36 (e)	152,410	155,434
6.136% 12/1/36 (e)	1,010,647	1,026,392
6.141% 2/1/37 (e)	133,812	136,548
6.224% 5/1/36 (e)	126,285	129,142
6.287% 12/1/36 (e)	305,361	312,585
6.3% 8/1/36 (e)	1,598,048	1,636,441
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.353% 7/1/36 (e)	$ 148,105	$ 151,530
6.417% 6/1/37 (e)	34,733	35,650
6.487% 9/1/36 (e)	741,029	760,416
6.5% 12/1/21	411,042	424,370
6.502% 3/1/33 (e)	11,188	11,340
6.656% 8/1/37 (e)	248,334	255,712
7.5% 11/1/12	85,715	88,730
7.581% 4/1/37 (e)	34,992	36,107
8% 12/1/09	607	610
8.5% 7/1/09	86	86
9% 9/1/10 to 12/1/18	44,638	48,413
9.5% 2/1/17 to 12/1/22	154,302	167,887
10% 1/1/09 to 6/1/20	17,246	18,394
10.5% 9/1/20 to 5/1/21	3,572	3,692
11% 12/1/11	843	889
11.5% 10/1/15	4,019	4,527
12% 10/1/13 to 11/1/19	14,949	16,825
12.25% 11/1/14	18,432	20,759
12.5% 8/1/10 to 6/1/19	89,203	99,303
		28,911,694
Government National Mortgage Association - 0.1%
8% 11/15/09 to 12/15/23	290,913	304,794
8.5% 5/15/16 to 3/15/17	41,106	44,179
10.5% 1/15/16 to 1/15/18	45,638	51,502
11% 10/20/13	1,495	1,663
13.5% 7/15/11	2,926	3,191
		405,329
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $86,517,238)		87,414,692
Asset-Backed Securities - 0.1%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 2.5425% 9/25/35 (e) (Cost $535,401)	535,401	530,147
Collateralized Mortgage Obligations - 7.2%
	Principal Amount	Value
U.S. Government Agency - 7.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.89% 4/25/24 (e)	$ 1,340,562	$ 1,260,125
Series 2007-95 Class A1, 2.6425% 8/27/36 (e)	563,079	559,194
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,338,643
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	278,020	279,644
Series 1999-25 Class Z, 6% 6/25/29	2,608,085	2,640,824
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 3.3725% 8/25/31 (e)	321,232	324,275
Series 2002-49 Class FB, 3.0975% 11/18/31 (e)	530,876	526,658
Series 2002-60 Class FV, 3.3925% 4/25/32 (e)	117,589	118,685
Series 2002-74 Class FV, 2.8425% 11/25/32 (e)	1,195,421	1,183,151
Series 2002-75 Class FA, 3.3925% 11/25/32 (e)	240,879	243,085
planned amortization class:
Series 2002-11:
Class QC, 5.5% 3/25/17	626,551	635,113
Class UC, 6% 3/25/17	477,332	488,810
Series 2002-16 Class PG, 6% 4/25/17	670,000	685,513
Series 2002-18 Class PC, 5.5% 4/25/17	360,000	365,928
Series 2002-61 Class PG, 5.5% 10/25/17	945,000	961,563
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	381,423
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	324,365
Series 2005-52 Class PB, 6.5% 12/25/34	798,495	830,837
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	156,564	158,587
Series 2002-57 Class BD, 5.5% 9/25/17	158,209	160,383
Series 2003-18 Class EY, 5% 6/25/17	804,584	807,909
Series 2004-95 Class AN, 5.5% 1/25/25	414,752	418,603
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 3.5144% 3/15/32 (e)	518,484	523,470
Series 2526 Class FC, 2.9144% 11/15/32 (e)	270,245	267,275
Series 2530 Class FE, 3.1144% 2/15/32 (e)	305,581	302,662
Series 2630 Class FL, 3.0144% 6/15/18 (e)	24,979	25,250
Series 2925 Class CQ, 0% 1/15/35 (e)	110,310	88,867
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	165,391	169,676
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	$ 229,964	$ 235,867
Series 2376 Class JE, 5.5% 11/15/16	167,112	168,780
Series 2378 Class PE, 5.5% 11/15/16	470,403	478,167
Series 2381 Class OG, 5.5% 11/15/16	133,294	135,505
Series 2390 Class CH, 5.5% 12/15/16	432,091	436,799
Series 2425 Class JH, 6% 3/15/17	225,746	231,480
Series 2628 Class OE, 4.5% 6/15/18	335,000	322,645
Series 2695 Class DG, 4% 10/15/18	805,000	757,586
Series 2752 Class PW, 4% 4/15/22	475,785	476,254
Series 2770 Class UD, 4.5% 5/15/17	1,185,000	1,166,541
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	984,747	1,041,674
Series 2546 Class C, 5% 12/15/17	540,000	535,499
Series 2570 Class CU, 4.5% 7/15/17	84,191	83,288
Series 2572 Class HK, 4% 2/15/17	119,712	118,581
Series 2617 Class GW, 3.5% 6/15/16	535,686	534,575
Series 2672 Class HA, 4% 9/15/16	908,294	900,236
Series 2675 Class CB, 4% 5/15/16	705,957	701,053
Series 2683 Class JA, 4% 10/15/16	750,013	743,151
Series 2860 Class CP, 4% 10/15/17	88,715	87,966
Series 2866 Class N, 4.5% 12/15/18	658,674	661,054
Series 2937 Class HJ, 5% 10/15/19	401,171	400,042
Series 3013 Class VJ, 5% 1/15/14	940,645	952,595
Series 3266 Class C, 5% 2/15/20	298,860	299,198
Series 2564 Class BQ, 5.5% 10/15/17	2,390,182	2,422,813
Series 2975 Class NA, 5% 7/15/23	235,758	237,645
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,265,450)		31,199,512
Cash Equivalents - 17.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 3,134,608	$ 3,134,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	72,798,254	72,784,000
TOTAL CASH EQUIVALENTS (Cost $75,918,000)		75,918,000
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $512,342,901)		510,830,392
NET OTHER ASSETS - (17.6)%		(76,616,326)
NET ASSETS - 100%		$ 434,214,066
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	76,286
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(36,275)
Receive semi-annually a fixed rate equal to 2.755% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2010	10,600,000	(123,453)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	2,400,000	(9,249)
		$ 16,350,000	$ (92,691)
Legend
(a) Investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,134,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 448,807
Banc of America Securities LLC	403,504
Bank of America, NA	1,113,320
Barclays Capital, Inc.	110,076
Greenwich Capital Markets, Inc.	69,583
ING Financial Markets LLC	252,527
J.P. Morgan Securities, Inc.	139,165
Societe Generale, New York Branch	576,143
WestLB AG	20,875
$ 3,134,000
$72,784,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 72,502,069
Credit Suisse Securities (USA) LLC	281,931
$ 72,784,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 510,830,392	$ -	$ 510,830,392	$ -
Other Financial Instruments*	$ (92,691)	$ -	$ (92,691)	$ -
* Other financial instruments include Swap Agreements.
Income Tax Information

At November 30, 2007, the fund had a capital loss carryforward of approximately $14,043,772 of which $4,168,919, $1,483,869, $4,816,509 and $3,574,475 will expire on November 30, 2008, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,356,750 and repurchase agreements of $75,918,000) - See accompanying schedule: Unaffiliated issuers (cost $512,342,901)		$ 510,830,392
Commitment to sell securities on a delayed delivery basis	$ (4,042,735)
Receivable for securities sold on a delayed delivery basis	4,072,500	29,765
Receivable for investments sold, regular delivery		13,213,426
Cash		446
Receivable for fund shares sold		953,883
Interest receivable		2,557,040
Total assets		527,584,952

Liabilities
Payable for investments purchased Regular delivery	$ 14,899,156
Delayed delivery	5,001,736
Payable for fund shares redeemed	399,513
Distributions payable	15,842
Swap agreements, at value	92,691
Accrued management fee	163,564
Other affiliated payables	885
Other payables and accrued expenses	13,499
Collateral on securities loaned, at value	72,784,000
Total liabilities		93,370,886

Net Assets		$ 434,214,066
Net Assets consist of:
Paid in capital		$ 442,024,188
Undistributed net investment income		109,731
Accumulated undistributed net realized gain (loss) on investments		(6,344,418)
Net unrealized appreciation (depreciation) on investments		(1,575,435)
Net Assets, for 44,520,437 shares outstanding		$ 434,214,066
Net Asset Value, offering price and redemption price per share ($434,214,066 ÷ 44,520,437 shares)		$ 9.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)
Investment Income
Interest		$ 8,315,947

Expenses
Management fee	$ 920,676
Independent trustees' compensation	929
Miscellaneous	378
Total expenses before reductions	921,983
Expense reductions	(18,664)	903,319
Net investment income		7,412,628
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,238,907
Futures contracts	73,474
Swap agreements	385,441
Total net realized gain (loss)		7,697,822
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,147,328)
Swap agreements	(39,129)
Delayed delivery commitments	706,048
Total change in net unrealized appreciation (depreciation)		(7,480,409)
Net gain (loss)		217,413
Net increase (decrease) in net assets resulting from operations		$ 7,630,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,412,628	$ 14,895,801
Net realized gain (loss)	7,697,822	752,829
Change in net unrealized appreciation (depreciation)	(7,480,409)	6,526,694
Net increase (decrease) in net assets resulting from operations	7,630,041	22,175,324
Distributions to shareholders from net investment income	(7,894,497)	(15,480,468)
Share transactions Proceeds from sales of shares	132,256,861	106,902,706
Reinvestment of distributions	7,765,619	15,061,493
Cost of shares redeemed	(72,124,524)	(105,203,552)
Net increase (decrease) in net assets resulting from share transactions	67,897,956	16,760,647
Total increase (decrease) in net assets	67,633,500	23,455,503

Net Assets
Beginning of period	366,580,566	343,125,063
End of period (including undistributed net investment income of $109,731 and undistributed net investment income of $591,600, respectively)	$ 434,214,066	$ 366,580,566
Other Information Shares
Sold	13,402,100	11,200,861
Issued in reinvestment of distributions	789,827	1,578,974
Redeemed	(7,328,739)	(11,041,611)
Net increase (decrease)	6,863,188	1,738,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 9.55	$ 9.52	$ 9.65	$ 9.71	$ 9.71
Income from Investment Operations
Net investment income D	.178	.411	.382	.293	.225	.236
Net realized and unrealized gain (loss)	.034	.196	.012	(.160)	(.060)	.004
Total from investment operations	.212	.607	.394	.133	.165	.240
Distributions from net investment income	(.192)	(.427)	(.364)	(.263)	(.225)	(.240)
Net asset value, end of period	$ 9.75	$ 9.73	$ 9.55	$ 9.52	$ 9.65	$ 9.71
Total ReturnB, C	2.18%	6.54%	4.24%	1.39%	1.71%	2.48%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.44%	.44%	.44%	.45%	.44%
Net investment income	3.62% A	4.31%	4.03%	3.05%	2.31%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434,214	$ 366,581	$ 343,125	$ 428,686	$ 485,782	$ 527,063
Portfolio turnover rate	278% A	257%	126%	96%	165%	289%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,071,216
Unrealized depreciation	(4,554,440)
Net unrealized appreciation (depreciation)	$ (1,483,224)
Cost for federal income tax purposes	$ 512,313,616

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $378 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $18,664.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $134,197.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-USAN-0708
1.786814.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008